Other Income - Schedule of other income (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Other Income [Abstract]
Grant income	£ 436	£ 340	£ 871	£ 541
R&D expenditure credits	1,081	469	2,079	711
Other income	£ 1,517	£ 809	£ 2,950	£ 1,252